Auritec License Agreement - Additional Information (Detail) - Amended and Restated License Agreement [Member] - Eupraxia USA [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
License Agreement [Line Items]
Payment of upfront fees	$ 5,000,000
Royalty as a percentage of net sales	4.00%
Maximum amount incurrable out of non royalty revenue monetization	$ 100,000,000
Research and Development Expense [Member] | Successful Completion of a Phase 2b Study [Member]
License Agreement [Line Items]
Milestone payment recognized expense	5,000,000
Maximum [Member]
License Agreement [Line Items]
Payable towards commercial and regulatory milestone achievement	$ 30,000,000
Percentage of non royalty monetization revenue payable	30.00%
Maximum [Member] | Successful Completion of a Phase 2b Study [Member]
License Agreement [Line Items]
Payable towards commercial and regulatory milestone achievement	$ 5,000,000
Minimum [Member]
License Agreement [Line Items]
Percentage of non royalty monetization revenue payable	10.00%
Arithmetic Average [Member]
License Agreement [Line Items]
Percentage of non royalty monetization revenue payable	20.00%